NOTE 8 – SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 12, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues		$ 172,250	$ 65,894
Sale of Stock, Price Per Share		$ 0.25
Common Stock, Shares, Issued		171,131,300	170,442,300
Common Stock, Shares, Outstanding		171,131,300	170,442,300	170,003,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	200,000
Stock Issued During Period, Value, New Issues	$ 50,000
Sale of Stock, Price Per Share	$ 0.25
Common Stock, Shares, Issued	171,331,300
Common Stock, Shares, Outstanding	171,331,300